Intangible assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	$ 16,983,750
Amortization	(164,299)	$ (262,736)
Balance at ending	16,895,051		$ 16,983,750
Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	20,381,836
Additions	75,600
Balance at ending	20,457,436		20,381,836
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	(3,398,086)	(2,940,630)	(2,940,630)
Amortization	164,299		457,456
Balance at ending	(3,562,385)		(3,398,086)
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	16,735,211
Balance at ending	16,735,211		16,735,211
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	16,735,211
Balance at ending	16,735,211		16,735,211
Computer software
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	247,947
Balance at ending	159,318		247,947
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	3,645,232
Additions	75,600
Balance at ending	3,720,832		3,645,232
Computer software | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	(3,397,285)	(2,939,968)	(2,939,968)
Amortization	164,229		457,317
Balance at ending	(3,561,514)		(3,397,285)
Trademark
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	592
Balance at ending	522		592
Trademark | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	1,393
Balance at ending	1,393		1,393
Trademark | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning	(801)	$ (662)	(662)
Amortization	70		139
Balance at ending	$ (871)		$ (801)